ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Detail) - USD ($) $ in Millions	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive loss	$ (1,270.2)	$ (499.0)	$ (388.0)